EQUITY COMPENSATION PLANS (Details 5) - 2010 Equity Compensation Plan - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)	$ 0.0057
Exercise price ($)	$ 0.0108
Expected volatility (%)	98.00%	94.00%
Expected dividend yield (%)	0.00%	0.00%
Expected term (years)	4 years 3 months	3 years 6 months
Risk-free interest rate (per annum) (%)	1.4375%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)		$ 0.0106
Exercise price ($)		$ 0.0103
Risk-free interest rate (per annum) (%)		1.3445%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)		$ 0.0131
Exercise price ($)		$ 0.0113
Risk-free interest rate (per annum) (%)		1.3843%